Summary of Movements in Deferred Income Tax (Parenthetical) (Detail) R$ in Thousands	Dec. 31, 2017 BRL (R$)
Income Tax Disclosures [Line Items]
Utilization of tax loss carryforwards for Income Tax	R$ 208,642
Utilization of tax loss carryforwards for non-income tax	849,812
PRT (MP 766/2017)
Income Tax Disclosures [Line Items]
Tax debts offset by loss carry forwards	1,035,000
PERT (LAW 13496/2017)
Income Tax Disclosures [Line Items]
Tax debts offset by loss carry forwards	R$ 21,000